Property and Equipment - Summary of Property and Equipment (Details) - USD ($) $ in Thousands	Jan. 31, 2022	Jan. 31, 2021
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 9,968	$ 6,298
Less: Accumulated depreciation and amortization	(4,362)	(3,506)
Property and equipment, net	5,606	2,792
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	5,369	3,701
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,416	1,582
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	388	386
Software Development [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 2,795	$ 629